Schedule of financial instruments designated for hedge (Details) - 12 months ended Dec. 31, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
New designations	$ 1,350,000
Ending balance	2,250,000	R$ 12,556,126
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,371,443
Discontinued hedge	(1,622,370)
Rebalanced hedge	150,827
Ending balance	2,250,000
United States of America, Dollars | Future exports member
Disclosure of detailed information about financial instruments [line items]
Designated balance, beginning	5,274,854
Hedge discontinued	(1,316,000)
Rebalance discontinued hedge	380,000
Designations	400,000
Designated balance, ending	$ 4,738,854